                                WM VARIABLE TRUST
                      STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                      SUPPLEMENT DATED MARCH 1, 2006 TO THE
           PROSPECTUS DATED MAY 2, 2005 AS SUPPLEMENTED JULY 26, 2005
                             AND SEPTEMBER 23, 2005


INFORMATION PRESENTED ON PAGE 20 RELATED TO THE INTERNATIONAL GROWTH FUND IS SUPPLEMENTED BY THE FOLLOWING:

The Fund's portfolio is managed by two different teams at Capital Guardian and its affiliate, Capital International, Inc.: the "non-U.S. equity team" and the "emerging market equity team." WM Advisors determines the portion of the Fund's assets to be managed by each team.

INFORMATION PRESENTED ON PAGE 37 RELATED TO CAPITAL GUARDIAN, THE SUB-ADVISOR OF THE INTERNATIONAL GROWTH FUND, IS REPLACED BY THE FOLLOWING:

CAPITAL GUARDIAN has been sub-advisor for the International Growth Fund since June 1999. Effective March 1, 2006, there will be two separate investment management teams of Capital Guardian, the "non-U.S. equity team" and the "emerging market equity team," that will share in the investment management of the International Growth Fund. For the "non-U.S. equity team," Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to such person. They are: DAVID I. FISHER, ARTHUR J. GROMADZKI, RICHARD N. HAVAS, NANCY J. KYLE, CHRISTOPHER A. REED, LIONEL M. SAUVAGE, NILLY SIKORSKY, RUDOLF M. STAEHELIN, SEUNG KWAK, and JOHN M. N. MANT. MR. FISHER is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc., and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1969. MR. GROMADZKI is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. MR. HAVAS, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. MS. KYLE, who has been with the Capital Group organization since 1991, is a Senior Vice President, Vice Chairman, and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Senior Vice President of Emerging Markets Growth Fund, Inc. MR. REED is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin, and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994. MR. SAUVAGE is a Senior Vice President and Portfolio Manager for Capital Guardian and a Senior Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. MS. SIKORSKY is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director-Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited, and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. MR. STAEHELIN is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981. MR. KWAK is a Senior Vice President for Capital International K.K. and a portfolio manager for non-U.S. (Japan only) assets. He joined Capital International K.K. in 2002, after serving as the Chief Investment Officer-Japan and Managing Director for Zurich Scudder Investments. He holds the Chartered Financial Analyst designation. MR. MANT is an Executive Vice President, a Director, and the European Research Manager of Capital International Research, Inc. He is also a Director and Senior Vice President with portfolio management responsibilities for Capital International Limited and has been with the organization since 1990. For the "emerging market equity team," Capital International, Inc. employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to such person. They are: OSMAN Y. AKIMAN, CHRISTOPHER CHOE, DAVID I. FISHER, VICTOR D. KOHN, NANCY
J. KYLE, LUIS FREITAS DE OLIVEIRA AND SHAW B. WAGENER. Note that MR. FISHER and MS. KYLE are also members of the non-U.S. equity team and their experience is noted above. MR. AKIMAN is Director of Capital International Research Inc. and Vice President of Capital International Ltd. with portfolio management responsibilities in Global Emerging Markets and Asia Pacific ex. Japan mandates and has been employed by the organization since 1994. MR. CHOE is Senior Vice President and portfolio manager of Capital International, Inc. and has been employed by the organization since 1990. MR. KOHN, a member of the organization since 1986, is President of Capital International, Inc., a Senior Vice President, and a Director of Capital International Research, Inc., Chairman of Capital International, Inc.'s Emerging Markets Investment Committee, and an emerging markets equity portfolio manager. He is also an Executive Vice President of Capital International, Inc.'s Emerging Markets Growth Fund and he holds the Chartered Financial Analyst designation. MR. DE OLIVEIRA is Senior Vice President and Director of Capital International S.A. A member of the organization since 1994, he also serves on the board of several of Capital International's Luxembourg-based mutual funds. MR. WAGENER is Chairman of Capital International, Inc., a Senior Vice President and Director of Capital Group International, Inc., and serves as a Director of Capital Guardian Trust Company, and The Capital Group Companies, Inc. He is an emerging markets equity portfolio manager and the Vice Chairman of the Investment Committee for emerging markets. He also is on Capital International, Inc.'s Private Equity Investment Committee. Mr. Wagener joined the organization in 1981 and has also served as the head of equity trading for Capital Research and Management Company. He holds the Chartered Financial Analyst designation.



PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                                                WMVTSAMSUPP 3/06

                                WM VARIABLE TRUST
                      SUPPLEMENT DATED MARCH 1, 2006 TO THE
           PROSPECTUS DATED MAY 2, 2005 AS SUPPLEMENTED JULY 26, 2005
                             AND SEPTEMBER 23, 2005


INFORMATION PRESENTED ON PAGE 18 RELATED TO THE INTERNATIONAL GROWTH FUND IS REPLACED BY THE FOLLOWING:

In selecting investments for the Fund, the "non-U.S. equity team" and the "emerging market equity team" of Capital Guardian Trust Company ("Capital Guardian"), the Fund's sub-advisor, seek attractively priced securities that represent good long-term investment opportunities. Both teams emphasize fundamental research and rely on their own financial analysis to determine the difference between the underlying value of a company and the price of its securities in the marketplace. WM Advisors determines the portion of the Fund's assets to be managed by each team. The fund's sub-advisor utilizes a research-driven, "bottom-up" approach in which decisions are based upon extensive field research and direct company contacts. The fund's sub-advisor blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.

INFORMATION PRESENTED ON PAGE 33 RELATED TO THE INTERNATIONAL GROWTH FUND IS SUPPLEMENTED BY THE FOLLOWING:

The Fund's portfolio is managed by two different teams at Capital Guardian and its affiliate, Capital International, Inc.: the "non-U.S. equity team" and the "emerging market equity team." WM Advisors determines the portion of the Fund's assets to be managed by each team.

INFORMATION PRESENTED ON PAGE 50 RELATED TO CAPITAL GUARDIAN, THE SUB-ADVISOR OF THE INTERNATIONAL GROWTH FUND, IS REPLACED BY THE FOLLOWING:

CAPITAL GUARDIAN has been sub-advisor for the International Growth Fund since June 1999. Effective March 1, 2006, there will be two separate investment management teams of Capital Guardian, the "non-U.S. equity team" and the "emerging market equity team," that will share in the investment management of the International Growth Fund. For the "non-U.S. equity team," Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to such person. They are: DAVID I. FISHER, ARTHUR J. GROMADZKI, RICHARD N. HAVAS, NANCY J. KYLE, CHRISTOPHER A. REED, LIONEL M. SAUVAGE, NILLY SIKORSKY, RUDOLF M. STAEHELIN, SEUNG KWAK, and JOHN M. N. MANT. MR. FISHER is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc., and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1969. MR. GROMADZKI is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. MR. HAVAS, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. MS. KYLE, who has been with the Capital Group organization since 1991, is a Senior Vice President, Vice Chairman, and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Senior Vice President of Emerging Markets Growth Fund, Inc. MR. REED is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin, and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital

Group organization since 1994. MR. SAUVAGE is a Senior Vice President and Portfolio Manager for Capital Guardian and a Senior Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. MS. SIKORSKY is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director-Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited, and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. MR. STAEHELIN is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981. MR. KWAK is a Senior Vice President for Capital International K.K. and a portfolio manager for non-U.S. (Japan only) assets. He joined Capital International K.K. in 2002, after serving as the Chief Investment Officer-Japan and Managing Director for Zurich Scudder Investments. He holds the Chartered Financial Analyst designation. MR. MANT is an Executive Vice President, a Director, and the European Research Manager of Capital International Research, Inc. He is also a Director and Senior Vice President with portfolio management responsibilities for Capital International Limited and has been with the organization since 1990. For the "emerging market equity team," Capital International, Inc. employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to such person. They are: OSMAN Y. AKIMAN, CHRISTOPHER CHOE, DAVID I. FISHER, VICTOR D. KOHN, NANCY
J. KYLE, LUIS FREITAS DE OLIVEIRA AND SHAW B. WAGENER. Note that MR. FISHER and MS. KYLE are also members of the non-U.S. equity team and their experience is noted above. MR. AKIMAN is Director of Capital International Research Inc. and Vice President of Capital International Ltd. with portfolio management responsibilities in Global Emerging Markets and Asia Pacific ex. Japan mandates and has been employed by the organization since 1994. MR. CHOE is Senior Vice President and portfolio manager of Capital International, Inc. and has been employed by the organization since 1990. MR. KOHN, a member of the organization since 1986, is President of Capital International, Inc., a Senior Vice President, and a Director of Capital International Research, Inc., Chairman of Capital International, Inc.'s Emerging Markets Investment Committee, and an emerging markets equity portfolio manager. He is also an Executive Vice President of Capital International, Inc.'s Emerging Markets Growth Fund and he holds the Chartered Financial Analyst designation. MR. DE OLIVEIRA is Senior Vice President and Director of Capital International S.A. A member of the organization since 1994, he also serves on the board of several of Capital International's Luxembourg-based mutual funds. MR. WAGENER is Chairman of Capital International, Inc., a Senior Vice President and Director of Capital Group International, Inc., and serves as a Director of Capital Guardian Trust Company, and The Capital Group Companies, Inc. He is an emerging markets equity portfolio manager and the Vice Chairman of the Investment Committee for emerging markets. He also is on Capital International, Inc.'s Private Equity Investment Committee. Mr. Wagener joined the organization in 1981 and has also served as the head of equity trading for Capital Research and Management Company. He holds the Chartered Financial Analyst designation.



PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                                                   WMVTSUPP 3/06